LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details)						2 Months Ended	3 Months Ended	6 Months Ended
		Aug. 20, 2020 USD ($)	Mar. 29, 2019 USD ($)	Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($) Vessel	Sep. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)
Line of Credit Facility [Abstract]
Current portion of long-term debt							$ 23,537,000	$ 52,357,000
Amount payable							8,405,000	1,566,000
Cash and cash equivalents							48,847,000	112,806,000	$ 42,062,000
Restricted cash							12,791,000	18,376,000
Contractual Obligation [Abstract]
2020	[1]							43,467,000
2021								23,265,000
2022								23,632,000
2023								24,016,000
2024								188,334,000
Thereafter								78,101,000
Total								380,815,000
Liquidity Outlook [Abstract]
Gross amount of at-the-market offering of common stock								15,300,000
Net amount at-the-market offering of common stock								$ 14,800,000
Common shares issued (in shares) | shares								2,459,083
Gross amount after deducting sales commissions and other fees and expenses								$ 33,800,000
Net amount after deducting sales commissions and other fees and expenses								$ 32,800,000
Common shares issued and sold (in shares) | shares								7,720,053
Maximum [Member]
Liquidity Outlook [Abstract]
At-the-market offering of common stock			$ 40,000,000
Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Debt instrument term								5 years
Maximum borrowing capacity				$ 306,100,000
Loan amortizing, maturity period								20 years
Maturity date								Feb. 28, 2024
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels				50.00%
Deferred financing costs				$ 13,000,000.0
Deferred finance costs, non-cash portion				6,100,000
Debt covenants, minimum liquidity				$ 30,000,000.0
Debt covenants percentage in loan-to-vessel ratio				70.00%
Drawn amount							291,800,000	$ 264,700,000
Current portion of long-term debt							18,700,000	47,200,000
Amount of excess cash flow payment related to earnings							3,400,000	31,900,000
Repayment of debt								27,100,000
Cash and cash equivalents							48,800,000	112,800,000
Restricted cash							12,800,000	18,400,000
Contractual Obligation [Abstract]
2020	[1]							39,588,000
2021								15,305,000
2022								15,305,000
2023								15,305,000
2024								179,196,000
Thereafter								0
Total								264,699,000
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount						$ 230,200,000
Repayment of debt		$ 31,900,000				34,500,000
Amount payable						$ 31,900,000
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					3
Deferred financing costs					$ 2,300,000
Drawn amount							119,900,000	$ 116,100,000
Percentage of purchase price expected to pay by lending provider					77.50%
Term of bareboat charter agreement								10 years
Obligation to purchase the vessels					$ 13,600,000
First flexibility period to purchase the vessels								60 months
Second flexibility period to purchase the vessels								84 months
Minimum value adjusted equity					$ 175,000,000.0
Minimum value adjusted equity ratio					25.00%
Minimum liquidity value					$ 20,000,000.0
Long term debt current							$ 7,600,000	$ 7,800,000
Contractual Obligation [Abstract]
2020	[1]							3,879,000
2021								7,960,000
2022								8,327,000
2023								8,711,000
2024								9,138,000
Thereafter								78,101,000
Total								$ 116,116,000
Financing of 2018-built Vessels [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate					6.50%
Financing of 2018-built Vessels [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate					6.72%

[1]	Q3 and Q4 2020 repayments